Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2021 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 121,604
Less than 1 year	30,120
1 to 2 years	15,511
2 to 3 years	10,856
3 to 4 years	1,578
4 to 5 years	63,071
More than 5 years	¥ 468